Fixed Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets

Fixed assets comprised the following:

	March 31, 2024	December 31, 2023
Computer equipment	$47,908	$47,908
RAS system	138,588	140,214
Leasehold improvements	17,904	17,904
Building Improvements	159,798	136,653
Total	364,198	342,679
Less: Accumulated depreciation	(40,121)	(38,822)
Fixed assets, net	$324,077	$303,857

Fixed assets comprised the following at December 31:

	2023	2022
Computer equipment	$47,908	$97,624
RAS system	140,214	2,089,909
Automobiles	-	122,715
Leasehold improvements	17,904	89,055
Building improvements	136,653	-
Total	342,679	2,399,303
Less: Accumulated depreciation and impairment	(38,822)	(2,278,903)
Fixed assets, net	$303,857	$120,400